State Street SPDR Portfolio Intermediate Term Treasury ETF Average Annual Total Returns		12 Months Ended	32 Months Ended	51 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg 3-10 Year U.S. Treasury Index/Bloomberg Intermediate U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.26%			(0.16%)	1.09%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	1.02%	(1.93%)	(0.33%)	1.35%
State Street SPDR Portfolio Intermediate Term Treasury ETF
Prospectus [Line Items]
Average Annual Return, Percent		1.39%			(0.19%)	1.03%
State Street SPDR Portfolio Intermediate Term Treasury ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(0.14%)			(0.96%)	0.30%
State Street SPDR Portfolio Intermediate Term Treasury ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.82%			(0.47%)	0.48%

[1]	Returns shown are reflective of the Index for periods beginning on the Benchmark Index Change Date and the Previous Benchmark Index for periods prior to the Benchmark Index Change Date.